Commitments and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments to grant loans	$ 402.2
Unfunded commitments - LLC Investments	$ 23.2	$ 15.1	$ 14.0